18. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 18. SUBSEQUENT EVENTS

Subsequent to June 30, 2015:

On July 20, 2015, the Company announced that it had entered into a binding letter of intent to acquire a 0.5% NSR royalty on Candente Copper Corp.’s 100% owned Cañariaco project in Peru for a purchase price of $500,000.

In addition, the Company granted 100,000 stock options with an exercise price of C$0.38.